Credit Losses (Schedule of allowance for credit losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Balance, at beginning of period	$ 22,410	$ 8,587
Provision for expected credit losses	3,898	14,489
Balance added in business combination	259	0
Amounts written off charged against the allowance and others	(1,965)	(666)
Balance, at end of period	$ 24,602	$ 22,410